INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(23,079)	(1,434)	7,494

Shares (denominator):
Common stock outstanding	23,382,812	23,382,812	22,905,926
Weighted average common stock outstanding used in computing basic income per share	23,351,615	23,382,812	23,259,127

Add: Share options	-	-	19,316
Weighted average common stock outstanding used in computing diluted income per share	23,351,615	23,382,812	23,278,443

Net income (loss) per share-basic	(1.00)	(0.06)	0.32

Net income (loss) per share-diluted	(1.00)	(0.06)	0.32